Other Assets (Tables)	12 Months Ended
Oct. 31, 2018
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Schedule of Other Assets

As at October 31 ($ millions)	2018	2017
Accrued interest	$2,800	$2,176
Accounts receivable and prepaids	1,878	1,674
Current tax assets	657	327
Margin deposit derivatives	3,247	3,041
Segregated fund assets	2,736	–
Pension assets (Note 28)	360	256
Receivable from brokers, dealers and clients	2,061	913
Receivable from the Federal Deposit Insurance Corporation (Note 13)	77	106
Other	3,617	4,256
Total	$17,433	$12,749